FOR TAX-EXEMPT INCOME

Tax-Free Florida Fund
Tax-Free Florida Insured Fund
Tax-Free New York Fund

service and guidance

professional management

goals

1999
Semi-Annual Report

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London
for tax-
 exempt
 income
   2

                                                                 March 12, 1999

Dear Shareholder:

DURING THE FIRST HALF OF FISCAL 1999, global economic uncertainty changed the landscape for fixed income investing. Concerns about credit risk during the late summer and early fall of 1998 drove foreign and domestic investors to the safety and liquidity of U.S. Treasuries. Treasury prices rose as a result, pushing bond yields to record lows.

   Yields on municipal bonds fell modestly compared to Treasury yields. This created what we considered attractive buying opportunities as the typical gap between yields on municipal bonds and taxable fixed income securities narrowed significantly.

   By late October, at the height of the Treasury market's price rally, longer term municipal bonds offered as much as 98% of the income potential of comparable Treasuries. Although the gap has widened since then, as of fiscal year end 30-year municipal bonds were still yielding about 89% of the yields on Treasuries. Traditionally, 83% has marked the normal relationship between municipal bonds and Treasuries. (Source: Municipal Market Data)

   Over the past six months, we increased the average duration on Tax-Free Florida Fund and Tax-Free New York Fund, striving to take advantage of higher yields available on bonds at the longer end of the maturity range.

   Since last fall, new issuance of municipal bonds has tapered off. This gave the market time to absorb last year's $285 billion in total municipal bond supply--the second largest annual volume in the market's history. The state of New York led the nation with $36.5 billion or 12.8% of last year's total volume.

   Refunding activity--up 42% since 1997--contributed to the large supply.


Cumulative Total Return
--------------------------------------------------------------------------------
                                                         Six Months Ended
                                                         February 28, 1999
--------------------------------------------------------------------------------
Tax-Free Florida Fund A Class                                  +1.78%
Lehman Brothers Municipal Bond Index                           +2.62%
Lipper Florida Municipal Debt Fund Average (63 funds)          +1.77%
--------------------------------------------------------------------------------
Tax-Free Florida Insured Fund A Class                          +2.37%
Lehman Brothers Insured Bond Index                             +2.54%
Lipper Florida Insured Fund Average (15 funds)                 +2.10%
--------------------------------------------------------------------------------
Tax-Free New York Fund A Class                                 +2.16%
Lehman Brothers Municipal Bond Index                           +2.62%
Lipper New York Municipal Debt Fund Average (99 funds)         +1.91%
--------------------------------------------------------------------------------

All performance shown above is at net asset value and assumes reinvestment of distributions. For complete performance information for all Classes, see pages 7 and 8. Each index shown above is unmanaged. You cannot invest directly in an index. The Lehman Brothers indexes include bonds of various qualities from many states.

                                                                        for tax-
                                                                         exempt
                                                                         income
                                                                           3

Just as homeowners take advantage of low interest rates to refinance their mortgages, municipalities can refinance bonds to raise capital that is then used to pay off older bonds with higher interest rates. Many states have used lower interest rates to reduce existing debt payments.

   On the pages that follow, Patrick Coyne and Mitchell Conery--the Funds' portfolio managers--review key events in the municipal bond market during the past six months and each Fund's current positioning. They also share their outlook for the remainder of fiscal 1999.

   We thank you for your investment, and look forward to reporting to you again next fall.

Sincerely,


/s/ Jeffrey J. Nick
-------------------

JEFFREY J. NICK
Chairman, President and
Chief Executive Officer
Delaware Investments Family of Funds


Jeffrey J. Nick Named Chairman
On December 17, 1998, Jeffrey J. Nick was named Chairman of the Delaware Investments Family of Funds. He replaces Wayne A. Stork who has retired as Chairman of the Board of Directors, but continues to serve as a Board Member. Mr. Nick was named President and Chief Executive Officer of Delaware Investments Family of Funds in October 1997. He has been CEO of Lincoln National Investment Companies, an indirect parent company of Delaware Investments, since October 1996 and previously managed Lincoln's operations in the United Kingdom. Mr. Nick holds an MBA from the University of Chicago and a Bachelor of Arts degree from Princeton University.

for tax-
 exempt
 income
   4

Portfolio Managers' Review

PATRICK P. COYNE AND
MITCHELL L. CONERY
Vice Presidents/Senior Portfolio Managers

March 12, 1999

MUNICIPAL BONDS STILL
OFFER VALUE
As economic and currency problems escalated in Russia and Asia last summer, investors sought refuge in U.S. Treasury bonds. Bond prices rose and the yield on the 30-year U.S. Treasury hit a historic low of 4.75% in October. Falling Treasury yields allowed municipal bond yields to nearly catch up to Treasuries.
   By October, 30-year AAA (the highest quality rating) general obligation municipal bonds yielded as much as 98% of the yield available from comparable maturity Treasuries. We considered this a compelling value given that the interest on municipal bonds is exempt from federal income tax.
   As we finished the first half of fiscal 1999, the yield on the 30-year U.S. Treasury had risen to 5.57%, once again widening the yield gap between Treasuries and municipal bonds. However, with 30-year tax-exempt bonds still yielding more than their historic average of 83% of Treasuries, we believe municipal bonds remain attractively priced compared to Treasuries.

IMPROVING CREDIT QUALITY
ADDS APPEAL
Other reasons municipal bonds appear attractive, in our view, are the financial strength of state and local governments and the improving credit quality of their debt issues. Over the past year, credit quality upgrades have exceeded downgrades by a seven-to-one margin, according to Standard and Poor's.
   During the past six months, the difference between yields of bonds with a quality rating of AAA (the highest rating available) and those with lower ratings has narrowed. Under these conditions, we felt it more prudent to purchase higher quality bonds because we were not being sufficiently rewarded for the added risk of owning lower grade bonds. The table on page 5 reflects our focus on higher credit quality.

STRATEGIC POSITIONING

TAX-FREE FLORIDA FUND
AND TAX-FREE FLORIDA
INSURED FUND
During the first fiscal half, we lengthened the average duration (sensitivity to interest rates) of Tax-Free Florida Fund.

                                                                        for tax-
                                                                         exempt
                                                                         income
                                                                           5

Despite a relatively conservative positioning, Tax-Free Florida Fund and Tax-Free Florida Insured kept pace with their peers.

   As interest rates declined in late fall, we began to increase Tax-Free Florida Fund's duration slightly. As of February 28, Tax-Free Florida Fund's average duration was 9.2 years, up 1.5 years since August 31. Our goal was to increase the Funds' income potential.

   We remain focused on high-grade bonds so that as we strive to increase the Funds' income potential, we are not increasing our credit risks. At the end of February, over 86% of Tax-Free Florida Fund's net assets was allocated to bonds rated investment-grade (bonds with ratings of BBB or higher), just as in August.

   Tax-Free Florida Insured Fund was exclusively invested in insured municipal bonds, in keeping with the Fund's investment policies. Insured bonds guarantee the payment of principal and interest. Approximately 75% of all new municipal bonds issued in Florida are insured, more than in any other state.

TAX-FREE NEW YORK FUND
Under the leadership of Governor George Pataki, the strength of New York State's economy has improved in recent years. Today, it accounts for nearly eight percent of the nation's gross domestic product and is the 10th largest economy in the world, according to data available from the Governor's office.


AS LONG AS LONG-TERM BONDS OFFER A SIGNIFICANT YIELD PREMIUM OVER SHORT-TERM BONDS, WE WILL PROBABLY MAINTAIN EACH FUND'S LARGER AVERAGE DURATION.


PORTFOLIO CREDIT QUALITY
--------------------------------------------------------------------------------
FEBRUARY 28, 1999

                        Tax-Free         Tax-Free          Tax-Free
                        Florida       Florida Insured      New York
                         Fund              Fund             Fund
--------------------------------------------------------------------------------
AAA                     58.23%            100.00%          43.55%
AA                      15.44%              0.00%           7.85%
A                        6.26%              0.00%          30.14%
BBB                      6.65%              0.00%          18.46%
BB &B                    0.00%              0.00%           0.00%
Not Rated               13.42%              0.00%           0.00%
for tax-
 exempt
 income
   6

   In 1998, New York was the nation's principal source of municipal bonds--over $36 billion worth. Pre-refunded bonds are bonds issued by municipalities to refinance existing debt at lower interest rates and are secured by an escrow fund consisting of U.S. government securities. They made up a large portion of the issuance in New York, led by the $3.4 billion refinancing by the Long Island Power Authority (LIPA) to retire older revenue bonds.

   While we did not own LIPA, many of the securities we held were pre-refunded. As of February 28, pre-refunded bonds represented approximately 24% of net assets and many had relatively high coupon rates (the stated rate of interest on the bond) that have added nicely to the Fund's dividend.

   We have increased the average duration of Tax-Free New York Fund. As of February 28, the Fund's average duration was 8.2 years. Tax-Free New York was able to outpace its peers and its index during the first half of this fiscal year.

MARKET OUTLOOK
We expect to continue our strategy of extending average duration, consistent with each Fund's objective, as long as we can significantly increase income potential through this approach. Although we still think municipal bonds are relatively inexpensive based on their income potential compared to Treasuries, we also see the real value opportunities in longer maturity bonds where interest rates are currently higher.

   To help manage the risks of investing in longer term bonds, we continue to focus on securities with investment-grade quality ratings. With state and local government credit quality improving, we believe municipal bonds remain a sound choice for most investors seeking to increase their income potential without increasing their income tax liability.


PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------
FEBRUARY 28, 1999

                                 Tax-Free         Tax-Free         Tax-Free
                                 Florida       Florida Insured     New York
                                  Fund              Fund             Fund
--------------------------------------------------------------------------------
Number of Securities               47                52               25
Average Effective Maturity      15.22 years      8.86 years      13.95 years
Average Duration                  9.2 years       6.0 years        8.2 years
AMT Income*                        6.71%           21.70%            7.42%
Average Coupon                     5.70%            6.07%            5.90%
Current 30-Day SEC Yield**
   A Class                         4.29%            3.56%            4.08%
   B Class                         3.70%            2.95%            3.50%
   C Class                         3.70%            2.95%            3.50%

 *Amount of income subject to the federal alternative minimum tax for the six months ended February 28, 1999.
**Calculated according to Securities and Exchange Commission Guidelines.

                                                                        for tax-
                                                                         exempt
                                                                         income
                                                                           7

Performance Summary


TAX-FREE FLORIDA FUND PERFORMANCE
--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS THROUGH FEBRUARY 28, 1999

                                         Lifetime     One Year
--------------------------------------------------------------------------------
Class A (Est. 3/2/95)
   Excluding Sales Charge                 +8.57%       +5.94%
   Including Sales Charge                 +7.53%       +1.98%
--------------------------------------------------------------------------------
Class B (Est. 9/15/95)
   Excluding Sales Charge                 +7.35%       +5.34%
   Including Sales Charge                 +6.62%       +1.34%
--------------------------------------------------------------------------------
Class C (Est. 4/22/95)
   Excluding Sales Charge                  7.34%       +5.24%
   Including Sales Charge                  7.34%       +4.24%


TAX-FREE FLORIDA INSURED FUND PERFORMANCE
--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS THROUGH FEBRUARY 28, 1999

                                         Lifetime     Five Years      One Year
--------------------------------------------------------------------------------
Class A (Est. 1/1/92)
   Excluding Sales Charge                 +7.56%       +6.22%          +5.66%
   Including Sales Charge                 +6.99%       +5.42%          +1.69%
--------------------------------------------------------------------------------
Class B (Est. 3/11/94)
   Excluding Sales Charge                 +6.05%                       +4.97%
   Including Sales Charge                 +5.73%                       +0.97%
--------------------------------------------------------------------------------
Class C (Est. 9/30/97)
   Excluding Sales Charge                 +3.13%                       +1.41%
   Including Sales Charge                 +3.13%                       +0.41%

Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C results excluding sales charge assumes either that contingent sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results. Each Fund may invest in municipal securities that generate income subject to the federal alternative minimum tax.

Voluntary expense limitations were in effect for the periods shown. Returns would have been lower without the limitations.

Class A shares of Tax-Free Florida Fund, Tax-Free Florida Insured Fund and Tax-Free New York Fund reflect the effect of a 3.75% maximum front-end sales charge and a 12b-1 fee.
Class B shares do not carry a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are subject to a deferred sales charge of up to 4% if redeemed before the end of the sixth year.
Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

for tax-
 exempt
 income
   8

TAX-FREE NEW YORK FUND PERFORMANCE
--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS THROUGH FEBRUARY 28, 1999

                                  Lifetime   Ten Years    Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 11/6/87)
   Excluding Sales Charge          +7.28%      +6.94%       +4.84%      +5.11%
   Including Sales Charge          +6.92%      +6.92%       +4.04%      +1.21%
--------------------------------------------------------------------------------
Class B (Est. 11/14/94)
   Excluding Sales Charge          +5.85%                               +4.33%
   Including Sales Charge          +5.46%                               +0.34%
--------------------------------------------------------------------------------
Class C (Est. 4/26/95)
   Excluding Sales Charge           4.72%                               +4.24%
   Including Sales Charge           4.72%                               +3.24%

Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C results excluding sales charge assumes either that contingent sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results. Each Fund may invest in municipal securities that generate income subject to the federal alternative minimum tax.

Voluntary expense limitations were in effect for the periods shown. Returns would have been lower without the limitations.

Class A shares of Tax-Free Florida Fund, Tax-Free Florida Insured Fund and Tax-Free New York Fund reflect the effect of a 3.75% maximum front-end sales charge and a 12b-1 fee.
Class B shares do not carry a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are subject to a deferred sales charge of up to 4% if redeemed before the end of the sixth year.
Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

                                                        for tax-exempt income 9

Financial Statements
VOYAGEUR INVESTMENT TRUST
DELAWARE - VOYAGEUR TAX-FREE FLORIDA FUND
STATEMENT OF NET ASSETS
FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         Principal    Market
                                                           Amount     Value
                              --------------------------------------------------
MUNICIPAL BONDS - 101.41%
CONTINUING CARE / RETIREMENT REVENUE BONDS - 4.31%
Jacksonville Health Facilities Authority (Cypress
   Village Project National Benevolent Association)
   Series A 6.125% 12/1/16 ...........................   $  200,000   $  213,826
Palm Beach Health Facilities Authority (Adult
   Community Services) 5.625% 11/15/20 ...............      250,000      258,763
Volusia County Health Facilities Authority (John
   Knox Village) Series A 6.00% 6/1/17 ...............      250,000      274,120
                                                                      ----------
                                                                         746,709
                                                                      ----------
HIGHER EDUCATION REVENUE BONDS - 4.85%
Florida State University 5.00% 5/1/18 ................      400,000      396,564
Pinellas County Educational Facilities Authority
   (Clearwater Christian College Private Placement)
   8.00% 2/1/11 ......................................      400,000      443,044
                                                                      ----------
                                                                         839,608
                                                                      ----------
HIGHWAY REVENUE BONDS - 1.48%
Orlando & Orange County Expressway Authority
   Refunding, Junior Lien 5.95% 7/1/23 ...............      250,000      256,093
                                                                      ----------
                                                                         256,093
                                                                      ----------
HOSPITALS REVENUE BONDS - 9.68%
Hillsborough County (Tampa General Hospital)
   6.375% 10/1/13 (FSA) ..............................      100,000      109,155
Lee County Hospital Board (Lee Memorial Hospital)
   6.35% 3/26/20 (MBIA) ..............................      500,000      542,670
Leesburg Regional Medical Center Project Series A
   6.125% 7/1/12 .....................................      100,000      107,272
North Miami Health Facilities Authority (Catholic
   Health Services) 6.00% 8/15/16
   (LOC Suntrust Bank-Miami) .........................      500,000      532,240
Palm Beach County Florida Health Facilities
   Hospital 5.00% 12/1/23 ............................      250,000      244,425
Puerto Rico Industrial Tourist Educational
   Medical & Envrionmental Control Facilities
   (Mennonite General Hospital)
   Series A 5.625% 7/1/27 ............................      140,000      141,567
                                                                      ----------
                                                                       1,677,329
                                                                      ----------
HOUSING REVENUE BONDS - 9.05%
Dade County Housing Finance Authority
   (Lincoln Fields Apartments Section 8)
   6.25% 7/1/24 (FHA / MBIA) .........................      500,000      523,170
Duval Housing Finance Authority (St. Augustine
   Apartments) 6.00% 3/1/21 ..........................      300,000      314,433
Florida Housing Finance Agency (Homeowner Mortgage)
   Series 1B 6.00% 7/1/17 (FHA / VA) .................      190,000      199,538
Florida Housing Finance Agency (The Vineyards
   Project) Series H 6.40% 11/1/15 ...................      500,000      530,630
                                                                      ----------
                                                                       1,567,771
                                                                      ----------

--------------------------------------------------------------------------------
                                                         Principal    Market
                                                           Amount     Value
                              --------------------------------------------------
 MUNICIPAL BONDS (CONTINUED)
 INDUSTRIAL DEVELOPMENT REVENUE BONDS - 1.97%
 Dunes Community Development District-Intracoastal
   Waterway Bridge (Guarantor: ITT Industries
   Corporation) 5.50% 10/1/07 ........................     $175,000   $  183,341
 Jacksonville Sewer & Solid Waste Disposal
   Facilities Authority (Anheuser Busch Project)
   5.875% 2/1/36 (AMT) ...............................      150,000      157,358
                                                                      ----------
                                                                         340,699
                                                                      ----------
 LEASE/CERTIFICATES OF PARTICIPATION - 13.87%
 Brevard County School Board
   5.50% 7/1/21 (AMBAC) ..............................      750,000      780,465
 Hillsborough County Florida School Board
   (Master Lease Program) Series A
   5.00% 7/1/23 (MBIA) ...............................      900,000      886,239
 Miami-Dade County Florida School Board
   Series A 5.00% 8/1/26 .............................      750,000      735,698
                                                                      ----------
                                                                       2,402,402
                                                                      ----------
 OTHER REVENUE BONDS - 15.91%
 Bay City Florida Sales Tax Revenue
   4.75% 9/1/23 ......................................      500,000      478,375
 Dade County Special Obligation Series B
   5.00% 10/1/35 (AMBAC) .............................      200,000      195,718
 Lake Bernadette Community Development
   District (Special Assessment) Series A
   8.00% 5/1/17 ......................................      250,000      262,853
 Miami, Dade County (Special Obligation Sub)
   Series B 5.00% 10/1/37 (MBIA) .....................      250,000      244,553
 Northern Palm Beach County Improvement
   District (Special Assessment-Abacoa Water
   Control) 7.20% 8/1/16 (FGIC) ......................      300,000      330,063
 Orange County (Florida Tourist) Series B
   4.75% 10/1/20 .....................................      500,000      482,315
 Orlando Florida (Special Assesment) Series B
   5.25% 5/1/05 ......................................      500,000      498,665
 Tampa Palms Community Development District
   (Richmond Place Project) 7.50% 5/1/18 .............      250,000      263,145
                                                                      ----------
                                                                       2,755,687
                                                                      ----------
*PRE-REFUNDED/ESCROWED TO MATURITY - 4.72%
 Miramar Wastewater Improvement
   6.75% 10/1/25-04 (FGIC) ...........................      100,000      115,509
 Palm Beach County Health Facilites Authority
   (Good Samaritan Health System)
   6.30% 10/1/22-05 ..................................      130,000      147,944
 St Lucie County (Special Assessment
   South Hutchinson Island)
   6.10% 11/1/20-05 (AG) .............................      150,000      171,506

10 for tax-exempt income

--------------------------------------------------------------------------------
                                                         Principal    Market
                                                           Amount     Value
                              --------------------------------------------------
 MUNICIPAL BONDS (CONTINUED)
*PRE-REFUNDED/ESCROWED TO MATURITY (CONTINUED)
 Volusia Florida Industrial Development Authority
    (Bishops Glen Project Retirement Health
    Facilities) 7.50% 11/1/16-06 ..................      $325,000    $   382,616
                                                                     -----------
                                                                         817,575
                                                                     -----------
 RECREATIONAL FACILITY REVENUE BONDS - 13.64%
 Saint Johns County Industrial Development
  (Authority Professional Golf Hall of Fame)
  Series A 5.50% 3/1/17 (MBIA) .....................       750,000       785,228
 Village Center Community Development District
  (Florida Recreational Revenue)
  Series A 5.50% 11/1/10 (MBIA) ....................       750,000       832,538
 Village Center Community Development
  (District Florida Recreational Revenue)
  Series A 5.00% 11/1/21 (MBIA) ....................       750,000       744,923
                                                                     -----------
                                                                       2,362,689
                                                                     -----------
 TRANSPORTATION REVENUE BONDS - 4.04%
 Florida State Mid-Bay Bridge Authority
  Series D 6.125% 10/1/22 ..........................       160,000       165,894
 Greater Orlando Aviation Authority
  (Orlando Airport Facilities)
  5.50% 10/1/17 (FGIC/AMT) .........................       500,000       533,135
                                                                     -----------
                                                                         699,029
                                                                     -----------
 UTILITY REVENUE BONDS - 4.72%
 Puerto Rico Electric Power Authority
  Series X 5.50% 7/1/25 ............................        90,000        93,298
 Tallahassee Florida Energy Systems
  Series A 4.75% 10/1/26 ...........................       500,000       475,645
 Village Center Community Development District
  (Florida Utilities Revenue) Series B
  5.00% 10/1/23 ....................................       250,000       247,893
                                                                     -----------
                                                                         816,836
                                                                     -----------
 WASTE DISPOSAL REVENUE BONDS - 3.36%
 Dade County Solid Waste Special Obligation
  5.125% 10/1/10 (AMBAC) ...........................       200,000       213,197
 Polk County Industrial Development Authority
  Solid Waste Disposal (Tampa Electric Company
  Project) 5.85% 12/1/30 (AMT) .....................       350,000       368,554
                                                                     -----------
                                                                         581,751
                                                                     -----------
 WATER & SEWER REVENUE BONDS - 9.81%
 Jacksonville Electric Authority Revenue Water
  & Sewer Systems Series A 5
  625% 10/1/37 .....................................       500,000       512,830
 Key West Sewer 5.70% 10/1/26 (FGIC) ...............       100,000       106,200
 North Springs, District of Florida Water &
  Sewer 4.75% 10/1/23 ..............................       200,000       191,326
 Peace River/Manasota Regional Water
  Supply Authority Series A
  5.00% 10/1/28 (MBIA) .............................       900,000       889,002
                                                                     -----------
                                                                       1,699,358
                                                                     -----------
 Total Municipal Bonds (cost $16,905,313) ..........                  17,563,536
                                                                     -----------

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES OWNED - 101.41%
   (Cost $16,905,313) .....................................         $17,563,536
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (1.41%) .................................            (243,664)
                                                                    -----------
NET ASSETS APPLICABLE TO 1,552,340 SHARES
   ($.01 PAR VALUE) OUTSTANDING - 100.00% .................         $17,319,872
                                                                    ===========
NET ASSET VALUE - TAX-FREE FLORIDA FUND A CLASS
   ($11,874,219 / 1,064,643 SHARES) .......................              $11.15
                                                                         ======
NET ASSET VALUE - TAX-FREE FLORIDA FUND B CLASS
   ($4,497,139 / 402,704 SHARES) ..........................              $11.17
                                                                         ======
NET ASSET VALUE - TAX-FREE FLORIDA FUND C CLASS
   ($948,514 / 84,993 SHARES) .............................              $11.16
                                                                         ======
------------
*For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

------------
Summary of Abbreviations:
AG      - Asset Guaranty
AMBAC   - Insured by the AMBAC Indemnity Corporation
AMT     - Alternative Minimum Tax
FGIC    - Insured by the Financial Guaranty Insurance Company
FHA     - Insured by the Federal Housing Authority
FSA     - Insured by the Financial Security Assurance
LOC     - Letter Of Credit
MBIA    - Insured by the Municipal Bond Insurance Association
VA      - Insured by the Veterans Administration

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 1999:
Common Stock, $.01 par value, 10,000,000,000
   shares authorized to the Fund with 1,000,000,000
   shares allocated to Tax-Free Florida Fund A Class,
   1,000,000,000 shares allocated to Tax-Free Florida Fund
   B Class, and 1,000,000,000 shares allocated to Tax-Free
   Florida Fund C Class .....................................       $16,677,123
Accumulated net realized loss on investments ................           (15,474)
Net unrealized appreciation of investments ..................           658,223
                                                                    -----------
Total Net Assets ............................................       $17,319,872
                                                                    ===========
NET ASSET VALUE AND OFFERING PRICE FOR TAX-FREE
   FLORIDA FUND A CLASS
Net asset value per share (A) ...............................            $11.15
Sales charge (3.75% of offering price or 3.86% of
   amount invested per share) (B) ...........................              0.43
                                                                         ------
Offering price ..............................................            $11.58
                                                                         ======
------------
(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more.

                             See accompanying notes
                                                        for tax-exempt income 11

VOYAGEUR INVESTMENT TRUST
DELAWARE - VOYAGEUR TAX-FREE FLORIDA INSURED FUND
STATEMENT OF NET ASSETS
FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                      ----------- -----------
MUNICIPAL BONDS - 99.52%
GENERAL OBLIGATION BONDS - 4.26%
Florida Board of Education (FSA)
   6.10% 6/1/24 ..................................... $ 5,500,000 $ 6,224,020
                                                                  -----------
                                                                    6,224,020
                                                                  -----------
HOSPITAL REVENUE BONDS - 20.63%
Alachua County Health Facilities Shands Teaching
   Hospital Series A (MBIA) 5.80% 12/1/26 ...........   5,000,000   5,412,750
Hillsborough County-Tampa General Hospital (FSA)
   6.375% 10/1/13 ...................................   3,600,000   3,929,580
Indian River County Hospital District
   (FSA) 6.10% 10/1/18 ..............................   3,000,000   3,339,810
Lee County Hospital Board - Lee Memorial Hospital
   (MBIA) 6.35% 3/26/20 .............................  10,000,000  10,853,400
Tallahassee Health Facilities - Tallahassee
   Memorial Regional Medical Center Series B (MBIA)
   6.00% 12/1/15 ....................................   2,500,000   2,697,025
Tampa Florida Health Systems - Catholic Health-A-1
   4.875% 11/15/23 ..................................   4,000,000   3,868,640
                                                                  -----------
                                                                   30,101,205
                                                                  -----------

HOUSING REVENUE BONDS - 20.88%
Florida State Housing Finance Agency Crossings
   Indian Run Apartments HUD Series V (AMT)
   LOC First Union National Bank of North
   Carolina (AMBAC) 6.10% 12/1/26 ...................     750,000     796,305
Florida State Housing Finance Agency Crossings
   Indian Run Apartments HUD Series V (AMT)
   LOC First Union National Bank of North
   Carolina (AMBAC) 6.20% 12/1/36 ...................   1,790,000   1,914,011
Florida State Housing Finance Agency Landings at
   Sea Forest Apartments FHA Series T (AMT)
   LOC First Union National Bank of North
   Carolina (AMBAC) 5.85% 12/1/18 ...................     500,000     525,725
Florida State Housing Finance Agency Landings at
   Sea Forest Apartments FHA Series T (AMT)
   LOC First Union National Bank of North
   Carolina (AMBAC) 6.05% 12/1/36 ...................     700,000     743,323
Florida State Housing Finance Agency Leigh
   Meadows Apartments Section 8 Series N
   (AMT) LOC First Union National Bank of North
   Carolina (AMBAC) 6.20% 9/1/26 ....................   2,765,000   2,953,020

                                                        PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                      ----------- -----------
MUNICIPAL BONDS (CONTINUED)
HOUSING REVENUE BONDS (CONTINUED)
Florida State Housing Finance Agency Leigh
   Meadows Apartments Section 8 Series N
   (AMT) LOC First Union National Bank of North
   Carolina (AMBAC) 6.30% 9/1/36 ....................  $2,000,000 $ 2,150,800
Florida Housing Finance Agency Mariner Club
   Apartments-Series K-1 (AMT) (AMBAC)
   6.25% 9/1/26 .....................................   2,000,000   2,158,780
Florida State Housing Finance Agency Mariner
   Club Apartments Series K-1 (AMT) (AMBAC)
   6.375% 9/1/36 ....................................   3,500,000   3,784,305
Florida State Housing Finance Agency Riverfront
   Apartments Section 8 Series A (AMT)
   (AMBAC) 6.25% 4/1/37 .............................   1,000,000   1,073,390
Florida State Housing Finance Agency Spinnaker
   Cove Apartments Series G (AMT) LOC First
   Union National Bank of North Carolina
   (AMBAC) 6.50% 7/1/36 .............................     500,000     543,450
Florida State Housing Finance Agency Sterling
   Palms Apartments Series D-1 (AMT) LOC
   First Union National Bank of North Carolina
   (AMBAC) 6.30% 12/1/16 ............................   1,000,000   1,082,540
Florida State Housing Finance Agency Sterling
   Palms Apartments Series D-1 (AMT) LOC
   First Union National Bank of North Carolina
   (AMBAC) 6.40% 12/1/26 ............................   1,500,000   1,620,465
Florida State Housing Finance Agency Sterling
   Palms Apartments Series D-1 (AMT) LOC
   First Union National Bank of North Carolina
   (AMBAC) 6.50% 6/1/36 .............................   6,540,000   7,104,140
Florida State Housing Finance Agency
   Woodbridge Apartments Series L (AMT)
   LOC First Union National Bank of North
   Carolina (AMBAC) 6.15% 12/1/26 ...................   1,750,000   1,864,643
Florida State Housing Finance Agency
   Woodbridge Apartments Series L (AMT)
   LOC First Union National Bank of North
   Carolina (AMBAC) 6.25% 6/1/36 ....................   2,000,000   2,146,100
                                                                  -----------
                                                                   30,460,997
                                                                  -----------

12 for tax-exempt income

--------------------------------------------------------------------------------
                                                        PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                      ----------- -----------
   MUNICIPAL BONDS (CONTINUED)
   LEASE/CERTIFICATES OF PARTICIPATION - 5.25%
   Brevard County School Board (AMBAC)
     5.50% 7/1/21 ................................... $ 1,250,000 $ 1,300,775
 **Palm Beach County School Board, Inverse
   Floating Certificate (AMBAC)
     6.98% 8/1/15 ...................................   5,875,000   6,363,624
                                                                  -----------
                                                                    7,664,399
                                                                  -----------
  *PRE-REFUNDED/ESCROWED TO MATURITY - 21.00%
   Florida State Turnpike Authority (FGIC)
     6.30% 7/1/12-02 ................................   2,000,000   2,188,860
   Manatee County School Board (MBIA)
     6.125% 7/1/16-06 ...............................   2,000,000   2,304,340
   Miramar Wastewater Improvement (FGIC)
     6.75% 10/1/25-04 ...............................   2,425,000   2,801,093
   North Port Utilities System (FGIC)
     6.15% 10/1/09-02 ...............................   1,500,000   1,656,360
   North Port Utilities System (FGIC)
     6.25% 10/1/22-02 ...............................   5,000,000   5,537,850
   Palm Beach Solid Waste Authority (MBIA)
     6.00% 12/1/07-02 ...............................   1,000,000   1,089,010
   Palm Beach Solid Waste Authority (MBIA)
     6.25% 12/1/08-02 ...............................   2,000,000   2,201,160
   Port St Lucie Utility System (FGIC)
     6.00% 9/1/24-04 ................................   5,000,000   5,553,900
   Sunrise Utility System Series A (AMBAC)
     5.75% 10/1/26-06 ...............................   5,000,000   5,604,000
   Titusville Water & Sewer (MBIA)
     6.20% 10/1/14-04 ...............................   1,500,000   1,707,750
                                                                  -----------
                                                                   30,644,323
                                                                  -----------
   SPECIAL UTILITY REVENUE BONDS - 0.74%
   New Smyrna Beach Utilities Commission (FGIC)
     6.00% 10/1/13 ..................................   1,000,000   1,077,460
                                                                  -----------
                                                                    1,077,460
                                                                  -----------
   STATE AGENCY REVENUE BONDS - 0.47%
   Ocoee Florida Revenue Refunding and
   Improvement Transportation
     4.50% 10/1/23 ..................................     750,000     691,275
                                                                  -----------
                                                                      691,275
                                                                  -----------
   TRANSPORTATION REVENUE BONDS - 4.84%
 **Florida State Turnpike Authority, Inverse Floating
     Certificate (FGIC) 6.72% 7/1/12 ................   5,000,000   5,446,050
 **Orlando & Orange County Expressway, Inverse
   Floating Certificate (AMBAC)
     6.72% 7/1/12 ...................................   1,500,000   1,611,000
                                                                  -----------
                                                                    7,057,050
                                                                  -----------

                                                        PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                      ----------- -----------
MUNICIPAL BONDS (CONTINUED)
WATER & SEWER REVENUE BONDS - 2.95%
Coral Springs Water & Sewer-Series A (FGIC)
   6.00% 9/1/10 ....................................  $ 1,000,000 $ 1,080,670
Jupiter Water Series A (AMBAC)
   6.25% 10/1/12 ...................................    2,000,000   2,144,200
North Springs Improvement District Water
   Revenue 4.75% 10/1/23 ...........................    1,125,000   1,076,220
   4,301,090

OTHER REVENUE BONDS - 18.50%
Canaveral Port Authority (FGIC)
   6.00% 6/1/12 ....................................    1,000,000   1,074,000
Florida State Board of Education Lottery
   Revenue 4.50% 7/1/18 ............................    5,000,000   4,698,100
Florida State Division Board of Finance
   Department of General Services
   Department of Environmental Resources
   Preservation 2000 Series A (AMBAC)
   5.75% 7/1/13 ....................................   10,000,000  10,831,100
Jupiter Sales Tax (AMBAC)
   6.375% 9/1/20 ...................................    2,500,000   2,677,500
Marion County Public Improvement Sales Tax
   (MBIA) 6.125% 12/1/08 ...........................    1,000,000   1,078,290
Nassau County Optional Gas Tax-Fuel Sales Tax
   (FGIC) 6.00% 3/1/09 .............................    1,000,000   1,076,030
Ocala Optional Gas Tax-Fuel Sales Tax
   (AMBAC) 6.00% 12/1/09 ...........................    1,000,000   1,089,010
Orange County Florida Tourist Revenue
   4.75% 10/1/20 ...................................    1,000,000     964,630
Osceola County Celebration Community
   Development District Assessment
   (MBIA) 6.10% 5/1/16 .............................    1,000,000   1,088,060
Osceola County Enterprise Community
   Development District-Special Assessment
   (MBIA) 6.10% 5/1/16 .............................    1,000,000   1,088,060
Pembroke Pines Capital Improvement
   (AMBAC) 5.95% 10/1/20 ...........................    1,225,000   1,323,245
                                                                  -----------
                                                                   26,988,025
                                                                  -----------
Total Municipal Bonds (cost $132,628,638) ..........              145,209,844
                                                                  -----------
                                                        for tax-exempt income 13

--------------------------------------------------------------------------------

TOTAL MARKET VALUE OF SECURITIES OWNED - 99.52%
   (COST $132,628,638) .....................................  $145,209,844
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.48% ....       701,476
                                                              ------------
NET ASSETS APPLICABLE TO 12,827,911 SHARES
   ($.01 PAR VALUE) OUTSTANDING - 100.00% ..................  $145,911,320
                                                              ============
NET ASSET VALUE - TAX-FREE FLORIDA INSURED FUND A CLASS
   ($141,410,462 / 12,432,157 SHARES) ......................        $11.37
NET ASSET VALUE - TAX-FREE FLORIDA INSURED FUND B CLASS             ======
   ($4,450,580 / 391,336 SHARES) ...........................        $11.37
NET ASSET VALUE - TAX-FREE FLORIDA INSURED FUND C CLASS             ======
   ($50,278 / 4,418 SHARES) ................................        $11.38
                                                                    ======
-------------------
* For Pre-Refunded bonds, the stated maturity is followed by the year in which each bond is pre-refunded.
** Inverse Floaters represent a security that pays interest at rates that increase (decrease) with a decrease (increase) in a specific index. Interest rates disclosed are in effect February 28,1999.

-------------------
Summary of Abbreviations:
AMBAC - Insured by the Ambac Indemnity Corporation
AMT - Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
LOC - Letter of Credit

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 1999:
Common stock, $.01 par value, unlimited shares authorized
   to the Tax-Free Florida Insured Fund ....................  $142,114,198
Distributions in excess of net investment income ...........        (6,789)
Accumulated net realized loss on investments ...............    (8,777,295)
Net unrealized appreciation of investments .................    12,581,206
                                                              ------------
Total net assets ...........................................  $145,911,320
                                                              ============

NET ASSET VALUE AND OFFERING PRICE FOR TAX-FREE
   FLORIDA INSURED FUND A CLASS
Net asset value per share (A) ..............................        $11.37
Sales charge (3.75% of offering price or 3.87% of
   amount invested per share) (B) ..........................          0.44
                                                                    ------
Offering price .............................................        $11.81
                                                                    ======

-------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more.

                             See accompanying notes

VOYAGER MUTUAL FUNDS, INC.
DELAWARE-VOYAGEUR TAX-FREE NEW YORK FUND
STATEMENT OF NET ASSETS
FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                      ----------- -----------
   MUNICIPAL BONDS - 96.97%
   CITY AGENCIES REVENUE BONDS - 8.95%
   New York City Transitional Finance Authority
   Revenue (Future Tax) Series A
     5.00% 5/15/27 .................................     $500,000    $491,785
   New York State (Local Government Assistance
     Refunded) Series B 4.875% 4/1/20 ..............      600,000     587,214
                                                                  -----------
                                                                    1,078,999
                                                                  -----------
   ELECTRIC/UTILITY REVENUE BONDS - 6.30%
   Puerto Rico Electric Power Authority Series EE
     4.75% 7/1/24 ..................................      800,000     760,376
                                                                  -----------
                                                                      760,376
                                                                  -----------
   GENERAL OBLIGATION BONDS - 3.79%
   New York City Series C 5.375% 11/15/27 ..........      450,000     457,470
                                                                  -----------
                                                                      457,470
                                                                  -----------
   HIGHER EDUCATION REVENUE BONDS - 14.50%
   New York State Dorm Authority
     Revenue 7.50% 5/15/11 .........................      400,000     497,552
   New York State Dorm Authority
     Revenue (Pooled Capital Program)
     7.80% 12/01/05 (FGIC) .........................      161,000     164,490
   New York State Dorm Authority Revenue -
     Series F 5.25% 7/01/18 ........................      600,000     614,898
   New York State Dorm Authority Revenue
     (State University Educational Facilities)
     Series B 4.75% 5/15/28 ........................      500,000     472,085
                                                                  -----------
                                                                    1,749,025
                                                                  -----------
   HOSPITAL REVENUE BONDS - 11.12%
   New York State Dorm Authority Revenue
     (Chapel Oaks) 5.45% 7/1/26
     (LOC Allied Irish Bank) .......................      450,000     456,809
   New York State Dorm Authority Revenue
     (Mental Health) Series D
     5.90% 2/15/12 .................................      250,000     275,265
   New York State Dorm Authority Revenue
     (Millard Fillmore Hospital)
     5.375% 2/1/32 (AMBAC) .........................      450,000     459,878
   New York State Medical Care Facility Finance
     Agency Revenue (Mental Health)
     7.70% 2/15/18 .................................      145,000     148,806
                                                                  -----------
                                                                    1,340,758
                                                                  -----------
   INDUSTRIAL DEVELOPMENT REVENUE BONDS - 3.82%
   New York City Industrial Development Agency
     (Brooklyn Navy Yard Cogen Partners)
     5.75% 10/1/36 (AMT) ...........................      450,000     461,070
                                                                  -----------
                                                                      461,070
                                                                  -----------
  *PRE-REFUNDED/ESCROWED TO MATURITY - 24.10%
   New York City Series F
     8.25% 11/15/17-01 .............................      690,000     784,068
   New York State (Local Government Assistance
     Corporation) Series B 7.50% 4/1/20-01 .........      600,000     660,114

14 for tax-exempt income

--------------------------------------------------------------------------------
                                                        PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                      ----------- -----------
   MUNICIPAL BONDS (CONTINUED)
  *PRE-REFUNDED/ESCROWED TO MATURITY (CONTINUED)
   New York State Thruway Authority
     Service Contract Revenue (Local Highway
     & Bridge) 6.25% 4/1/14-05 .....................     $500,000    $569,465
   New York State Urban Development Corporation
     Revenue Correctional Facilities
     7.375% 1/1/18-02 ..............................      600,000     671,184
   United Nations Development Corporation
     Senior Lien Series A 6.00% 7/1/12-03 ..........      200,000     221,642
                                                                  -----------
                                                                    2,906,473
                                                                  -----------
   TERRITORIAL REVENUE BONDS - 5.90%
   Puerto Rico Commonwealth Highway & Transportation
     Authority Highway Revenue Series Y
     5.50% 7/1/36 ..................................      475,000     509,143
   Puerto Rico Public Building Authority Revenue
     Guaranteed Government Facilities Series B
     5.25% 7/1/21 ..................................      200,000     202,530
                                                                  -----------
                                                                      711,673
                                                                  -----------
   TRANSPORTATION REVENUE BONDS - 10.58%
   Metropolitan Transportation Authority New York
     Service Contract (Commuter Facilities) Series 0
     5.75% 7/1/13 ..................................      400,000     440,764
   Metropolitan Transportation Authority New York
     (Transit Facilities Revenue) Series B
     4.75% 7/1/26 ..................................      250,000     237,160
   New York City Industrial Development Agency
     (British Airways) 5.25% 12/1/32 ...............      600,000     598,067
                                                                  -----------
                                                                    1,275,991
                                                                  -----------
   WATER & SEWER REVENUE BONDS - 7.91%
   New York City Municipal Water Financial Authority
     (Water & Sewer Systems Revenue) Series A
     4.75% 6/15/31 .................................      500,000     472,400
   New York City Municipal Water Financial
     Authority (Water & Sewer System Revenue)
     Series B 5.75% 6/15/29 ........................      450,000     481,685
                                                                  -----------
                                                                      954,085
                                                                  -----------
   Total Municipal Bonds (cost $11,021,555)                        11,695,920
                                                                  -----------

                                                           NUMBER
                                                        OF SHARES
                                                        ---------
SHORT-TERM INVESTMENTS - 2.15%
Norwest Advantage Municipal Money
   Market Fund .....................................      259,878     259,878
                                                                  -----------
Total Short-Term Investments (cost $259,878) .......                  259,878
                                                                  -----------

TOTAL MARKET VALUE OF SECURITIES OWNED - 99.12%
   (COST $11,281,433) ........................................    $11,955,798
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.88% ......        106,009
                                                                  -----------
NET ASSETS APPLICABLE TO 1,136,159 SHARES
   ($.01 PAR VALUE) OUTSTANDING - 100% .......................    $12,061,807
                                                                  ===========

NET ASSET VALUE-TAX-FREE NEW YORK FUND A CLASS
   ($10,902,511 / 1,026,781 SHARES) ..........................         $10.62
NET ASSET VALUE-TAX-FREE NEW YORK FUND B CLASS                         ======
   ($1,080,237 / 101,914 SHARES) .............................         $10.60
NET ASSET VALUE-TAX-FREE NEW YORK FUND C CLASS                         ======
   ($79,059 / 7,464 SHARES) ..................................         $10.59
                                                                       ======
-------------------
* For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded

-------------------
Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
LOC - Letter of Credit

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 1999:
Common stock, $.01 par value, 100,000,000,000 shares
   authorized to the Fund with 10,000,000,000 shares allocated to
   Tax-Free New York Fund A Class, 10,000,000,000 shares allocated to Tax-Free New York Fund B Class, and 10,000,000,000 shares allocated to Tax-Free New York Fund C Class .................  $11,368,886
Accumulated net realized gain on investments ...................       19,042
Distribution in excess of Net Investment Income ................         (486)
Net unrealized appreciation of investments .....................      674,365
                                                                  -----------
Total Net Assets ...............................................  $12,061,807
                                                                  ===========
Net Asset Value and Offering Price for Tax-Free
   New York Fund A Class
Net asset value per share (A) ..................................       $10.62
Sales charge (3.75% of offering price or 3.86% of
   amount invested per share) (B) ..............................         0.41
Offering price .................................................       $11.03

-------------------
(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more.

                             See accompanying notes
for tax-exempt income 15

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                             VOYAGEUR INVESTMENT TRUST     VOYAGEUR INVESTMENT TRUST     VOYAGEUR MUTUAL FUNDS, INC.
                                               TAX-FREE FLORIDA FUND     TAX-FREE FLORIDA INSURED FUND     TAX-FREE NEW YORK FUND
                                             -------------------------   -----------------------------   ---------------------------
INVESTMENT INCOME:
Interest ...................................          $412,447                    $4,091,331                      $319,989

EXPENSES:
Management fees ............................            39,909                       369,258                        28,347
Distribution Expense .......................            36,348                       201,137                        17,024
Dividend disbursing and transfer
  agent fees and expenses ..................            10,322                        27,873                         8,350
Registration fees ..........................               750                         1,000                         2,680
Reports and statements to shareholders .....             3,750                         3,000                         1,800
Accounting and administration ..............             6,318                         6,111                         2,311
Custodian fees .............................               805                           500                           597
Professional fees ..........................             2,199                         4,000                         4,930
Taxes (other than taxes on income) .........               200                         2,000                            --
Directors' fees ............................               525                           528                           300
Other ......................................             5,228                           237                         2,212
                                                      --------                    ----------                      --------
                                                       106,354                       615,644                        68,551
Less expenses absorbed by Delaware
  Management Co. ...........................           (44,881)                           --                       (18,103
                                                      --------                    ----------                      --------
Total operating expenses ...................            61,473                       615,644                        50,448
Interest expense ...........................                --                         7,666                           241
                                                      --------                    ----------                      --------
Total expenses .............................            61,473                       623,310                        50,689
                                                      --------                    ----------                      --------

NET INVESTMENT INCOME ......................           350,974                     3,468,021                       269,300
                                                      --------                    ----------                      --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on investments ....           (13,918)                    1,076,483                        28,696
Net change in unrealized appreciation/
  depreciation of investments ..............           (82,357)                   (1,026,064)                      (61,396
                                                      --------                    ----------                      --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..........................           (96,275)                       50,419                       (32,700
                                                      --------                    ----------                      --------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .........................          $254,699                    $3,518,440                      $236,600
                                                      ========                    ==========                      ========

                             See accompanying notes

16 for tax-exempt income

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                VOYAGEUR INVESTMENT TRUST
                                                                  TAX-FREE FLORIDA FUND
                                                      -----------------------------------------
                                                       SIX MONTHS    EIGHT MONTHS        YEAR
                                                          ENDED         ENDED           ENDED
                                                         2/28/99       8/31/98        12/31/97
                                                      (UNAUDITED)
INCREASE IN NET ASSETS FROM
  OPERATIONS:
Net investment income ...........................         350,974        382,405       $430,343
Net realized gain (loss)
  on investments ................................         (13,918)        17,721         28,365
Net change in unrealized appreciation/
  depreciation of investments ...................         (82,357)       222,208        380,127
                                                      -----------    -----------    -----------
Net increase in net assets
  resulting from operations .....................         254,699        622,334        838,835
                                                      -----------    -----------    -----------

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
   A Class ......................................        (259,362)      (296,074)      (330,131)
   B Class ......................................         (77,923)       (77,237)      (100,213)
   C Class ......................................         (13,689)        (9,128)        (3,278)
Net realized gain on investment
  transactions:
   A Class ......................................         (11,362)        (4,266)       (11,878)
   B Class ......................................          (4,026)        (1,470)        (4,598)
   C Class ......................................            (621)          (246)          (239)
                                                      -----------    -----------    -----------
                                                         (366,983)      (388,421)      (450,337)
                                                      -----------    -----------    -----------
Capital share transactions:
Proceeds from shares sold:
   A Class ......................................       3,463,448      2,841,918      2,855,133
   B Class ......................................       1,703,056      1,428,837      1,142,910
   C Class ......................................         404,750        419,228        110,984
Netasset value of shares issued
  upon reinvestment of dividends from
  net investment income and net
  realized gain on investment
  transactions:
   A Class ......................................         125,743        120,860        109,685
   B Class ......................................          30,281         14,952         18,887
   C Class ......................................           5,857          4,259          2,636
                                                      -----------    -----------    -----------
                                                        5,733,135      4,830,054      4,240,235
                                                      -----------    -----------    -----------
Cost of shares repurchased:
   A Class ......................................      (1,627,133)      (651,778)    (1,502,655)
   B Class ......................................        (574,287)      (814,622)      (213,644)
   C Class ......................................          (9,984)       (11,000)            --
                                                      -----------    -----------    -----------
                                                       (2,211,404)    (1,477,400)    (1,716,299)
                                                      -----------    -----------    -----------
Increase (decrease) in net assets
  derived from capital share
  transactions ..................................       3,521,731      3,352,654      2,523,936
                                                      -----------    -----------    -----------

NET INCREASE (DECREASE)
  IN NET ASSETS: ................................       3,409,447      3,586,567      2,912,434

NET ASSETS:
Beginning of period .............................      13,910,425     10,323,858      7,411,424
                                                      -----------    -----------    -----------
End of period ...................................     $17,319,872    $13,910,425    $10,323,858
                                                      ===========    ===========    ===========


[RESTUBBED FROM PREVIOUS TABLE]


                                                               VOYAGEUR INVESTMENT TRUST
                                                             TAX-FREE FLORIDA INSURED FUND
                                                      --------------------------------------------
                                                       SIX MONTHS     EIGHT MONTHS        YEAR
                                                          ENDED           ENDED          ENDED
                                                         2/28/99         8/31/98       12/31/97
                                                      (UNAUDITED)
INCREASE IN NET ASSETS FROM
  OPERATIONS:
Net investment income ...........................        3,468,021       4,948,531      $8,878,219
Net realized gain (loss)
  on investments ................................        1,076,483       1,552,120       2,172,843
Net change in unrealized appreciation/
  depreciation of investments ...................       (1,026,064)        280,912       5,978,357
                                                      ------------    ------------    ------------
Net increase in net assets
  resulting from operations .....................        3,518,440       6,781,563      17,029,419
                                                      ------------    ------------    ------------

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
   A Class ......................................       (3,387,641)     (4,846,965)     (8,815,981)
   B Class ......................................          (86,910)       (101,566)       (165,230)
   C Class ......................................             (259)             --            (200)
Net realized gain on investment
  transactions:
   A Class ......................................               --              --              --
   B Class ......................................               --              --              --
   C Class ......................................               --              --              --
                                                      ------------    ------------    ------------
                                                        (3,474,810)     (4,948,531)     (8,981,411)
                                                      ------------    ------------    ------------
Capital share transactions:
Proceeds from shares sold:
   A Class ......................................        2,928,520       2,118,847       4,527,089
   B Class ......................................          764,663         758,358         820,580
   C Class ......................................           50,000              11          21,663
Netasset value of shares issued
  upon reinvestment of dividends from
  net investment income and net
  realized gain on investment
  transactions:
   A Class ......................................        1,022,278       1,398,970       2,516,492
   B Class ......................................           33,547          34,650          49,154
   C Class ......................................              226              --             126
                                                      ------------    ------------    ------------
                                                         4,799,234       4,310,836       7,935,104
                                                      ------------    ------------    ------------
Cost of shares repurchased:
   A Class ......................................       (9,242,270)    (20,739,783)    (44,980,021)
   B Class ......................................         (550,898)       (582,617)       (333,793)
   C Class ......................................               --              --         (22,065)
                                                      ------------    ------------    ------------
                                                        (9,793,168)    (21,322,400)    (45,335,879)
                                                      ------------    ------------    ------------
Increase (decrease) in net assets
  derived from capital share
  transactions ..................................       (4,993,934)    (17,011,564)    (37,400,775)
                                                      ------------    ------------    ------------

NET INCREASE (DECREASE)
  IN NET ASSETS: ................................       (4,950,304)    (15,178,532)    (29,352,767)

NET ASSETS:
Beginning of period .............................      150,861,624     166,040,156     195,392,923
                                                      ------------    ------------    ------------
End of period ...................................     $145,911,320    $150,861,624    $166,040,156
                                                      ============    ============    ============


[RESTUBBED FROM PREVIOUS TABLE]


                                                               VOYAGEUR MUTUAL FUNDS, INC.
                                                                 TAX-FREE NEW YORK FUND
                                                      ----------------------------------------
                                                        SIX MONTHS   EIGHT MONTHS      YEAR
                                                          ENDED         ENDED         ENDED
                                                         2/28/99       8/31/98      12/31/97
                                                       (UNAUDITED)
INCREASE IN NET ASSETS FROM
  OPERATIONS:
Net investment income ...........................          269,300       340,336      $556,331
Net realized gain (loss)
  on investments ................................           28,696        20,031       187,711
Net change in unrealized appreciation/
  depreciation of investments ...................          (61,396)       22,820       (71,772)
                                                       -----------   -----------    ----------
Net increase in net assets
  resulting from operations .....................          236,600       383,187       672,270
                                                       -----------   -----------    ----------

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
   A Class ......................................         (254,208)     (331,533)     (548,002)
   B Class ......................................          (14,057)       (7,311)       (8,649)
   C Class ......................................           (1,521)       (1,658)       (2,665)
Net realized gain on investment
  transactions:
   A Class ......................................          (24,808)       (9,366)     (154,974)
   B Class ......................................           (1,574)         (428)       (2,715)
   C Class ......................................             (180)          (54)         (902)
                                                       -----------   -----------    ----------
                                                          (296,348)     (350,350)     (717,907)
                                                       -----------   -----------    ----------
Capital share transactions:
Proceeds from shares sold:
   A Class ......................................        1,505,537       750,401       657,442
   B Class ......................................          679,747       308,323        72,748
   C Class ......................................           20,000            --            --
Netasset value of shares issued
  upon reinvestment of dividends from
  net investment income and net
  realized gain on investment
  transactions:
   A Class ......................................          213,404       255,096       574,581
   B Class ......................................           10,997         6,080        10,758
   C Class ......................................            1,701         1,717         3,708
                                                       -----------   -----------    ----------
                                                         2,431,386     1,321,617     1,319,237
                                                       -----------   -----------    ----------
Cost of shares repurchased:
   A Class ......................................         (741,739)     (619,981)   (1,671,287)
   B Class ......................................          (73,125)      (15,315)     (167,603)
   C Class ......................................               --            --          (236)
                                                       -----------   -----------    ----------
                                                          (814,864)     (635,296)   (1,839,126)
                                                       -----------   -----------    ----------
Increase (decrease) in net assets
  derived from capital share
  transactions ..................................        1,616,522       686,321      (519,889)
                                                       -----------   -----------    ----------

NET INCREASE (DECREASE)
  IN NET ASSETS: ................................        1,556,774       719,158      (565,526)

NET ASSETS:
Beginning of period .............................       10,505,033     9,785,875    10,351,401
                                                       -----------   -----------    ----------
End of period ...................................      $12,061,807   $10,505,033    $9,785,875
                                                       ===========   ===========    ==========

                             See accompanying notes
                                                        for tax-exempt income 17

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                VOYAGEUR INVESTMENT TRUST
                                                                             TAX-FREE FLORIDA FUND - CLASS A
                                                           -----------------------------------------------------------------
                                                             SIX MONTHS   EIGHT MONTHS                          PERIOD FROM
                                                               ENDED         ENDED           YEAR ENDED           3/2/95(2)
                                                              2/28/99(1)   8/31/98(1)   12/31/97(4) 12/31/96    TO 12/31/95
                                                            (UNAUDITED)
Net asset value, beginning of period ......................   $11.230       $11.020      $10.520     $10.730      $10.000

Income from investment operations:
   Net investment income ..................................     0.266         0.374        0.591       0.590        0.470
   Net realized and unrealized gain (loss) on investments .    (0.068)        0.215        0.523      (0.210)       0.750
                                                              -------       -------      -------     -------      -------
   Total from investment operations .......................     0.198         0.589        1.114       0.380        1.220
                                                              -------       -------      -------     -------      -------

Less dividends and distributions:
   Dividends from net investment income ...................    (0.266)       (0.374)      (0.594)     (0.590)      (0.470)
   Distributions from net realized gain on
    investment transactions ...............................    (0.012)       (0.005)      (0.020)          -       (0.020)
                                                              -------       -------      -------     -------      -------
   Total dividends and distributions ......................    (0.278)       (0.379)      (0.614)     (0.590)      (0.490)
                                                              -------       -------      -------     -------      -------

Net asset value, end of period ............................   $11.150       $11.230      $11.020     $10.520      $10.730
                                                              =======       =======      =======     =======      =======

Total Return(3) ...........................................     1.78%         5.44%       10.93%       3.74%       12.49%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ................   $11,874        $9,988       $7,506      $5,761       $4,421
   Ratio of expenses to average net assets ................     0.58%         0.55%        0.56%       0.33%        0.32%(5)
   Ratio of expenses to average net assets prior to
    expense limitation ....................................     1.16%         1.10%        1.11%       1.25%        1.25%(5)
   Ratio of net investment income to average net assets ...     4.78%         4.92%        5.53%       5.66%        5.26%(5)
   Ratio of net investment income to average net assets
    prior to expense limitation ...........................     4.20%         4.37%        4.98%       4.74%        4.33%(5)
   Portfolio turnover .....................................       18%           20%          19%         70%          64%

---------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(5) Annualized

                             See accompanying notes

18 for tax-exempt income

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                VOYAGEUR INVESTMENT TRUST
                                                                             TAX-FREE FLORIDA FUND - CLASS B
                                                           -----------------------------------------------------------------
                                                             SIX MONTHS   EIGHT MONTHS                          PERIOD FROM
                                                               ENDED         ENDED           YEAR ENDED           3/2/95(2)
                                                              2/28/99(1)   8/31/98(1)   12/31/97(4) 12/31/96    TO 12/31/95
                                                            (UNAUDITED)
Net asset value, beginning of period ......................   $11.240       $11.030      $10.530     $10.730      $10.370

Income from investment operations:
   Net investment income ..................................     0.224         0.318        0.527       0.560        0.150
   Net realized and unrealized gain (loss) on investments .    (0.058)        0.215        0.531      (0.200)       0.380
                                                              -------       -------      -------     -------      -------
   Total from investment operations .......................     0.166         0.533        1.058       0.360        0.530
                                                              -------       -------      -------     -------      -------

Less dividends and distributions:
   Dividends from net investment income ...................    (0.224)       (0.318)      (0.538)     (0.560)      (0.150)
   Distributions from net realized gain on
    investment transactions ...............................    (0.012)       (0.005)      (0.020)          -       (0.020)
                                                              -------       -------      -------     -------      -------
   Total dividends and distributions ......................    (0.236)       (0.323)      (0.558)     (0.560)      (0.170)
                                                              -------       -------      -------     -------      -------

Net asset value, end of period ............................   $11.170       $11.240      $11.030     $10.530      $10.730
                                                              =======       =======      =======     =======      =======

Total Return(3) ...........................................     1.49%         4.91%       10.35%       3.51%        5.10%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ................    $4,497       $3,368       $2,685      $1,635         $101
   Ratio of expenses to average net assets ................     1.33%         1.30%        1.10%       0.76%        0.44%(5)
   Ratio of expenses to average net assets prior to
    expense limitation ....................................     1.91%         1.85%        1.65%       2.00%        2.00%(5)
   Ratio of net investment income to average net assets ...     4.03%         4.17%        4.99%       5.23%        4.88%(5)
   Ratio of net investment income to average net assets
    prior to expense limitation ...........................     3.45%         3.62%        4.44%       3.99%        3.32%(5)
   Portfolio turnover .....................................       18%           20%          19%         70%          64%

---------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(5) Annualized

                             See accompanying notes
                                                        for tax-exempt income 19

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                VOYAGEUR INVESTMENT TRUST
                                                                             TAX-FREE FLORIDA FUND - CLASS C
                                                           -----------------------------------------------------------------
                                                             SIX MONTHS   EIGHT MONTHS                          PERIOD FROM
                                                               ENDED         ENDED           YEAR ENDED           3/2/95(2)
                                                              2/28/99(1)   8/31/98(1)   12/31/97(4) 12/31/96    TO 12/31/95
                                                            (UNAUDITED)
Net asset value, beginning of period ......................   $11.240       $11.020      $10.520     $10.730      $10.200

Income from investment operations:
   Net investment income ..................................     0.224         0.318        0.511       0.370        0.330
   Net realized and unrealized gain (loss) on investments .    (0.068)        0.225        0.521      (0.210)       0.560
                                                              -------       -------      -------     -------      -------
   Total from investment operations .......................     0.156         0.543        1.032       0.160        0.890
                                                              -------       -------      -------     -------      -------

Less dividends and distributions:
   Dividends from net investment income ...................    (0.224)       (0.318)      (0.512)     (0.370)      (0.340)
   Distributions from net realized gain on
    investment transactions ...............................    (0.012)       (0.005)      (0.020)          -       (0.020)
                                                              -------       -------      -------     -------      -------
   Total dividends and distributions ......................    (0.236)       (0.323)      (0.532)     (0.370)      (0.360)
                                                              -------       -------      -------     -------      -------

Net asset value, end of period ............................   $11.160       $11.240      $11.020     $10.520      $10.730
                                                              =======       =======      =======     =======      =======

Total Return(3) ...........................................     1.40%         5.01%       10.09%       2.97%        8.88%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ................      $949          $554         $133         $16           $9
   Ratio of expenses to average net assets ................     1.33%         1.30%        1.31%       1.15%        1.11%(5)
   Ratio of expenses to average net assets prior to
    expense limitation ....................................     1.91%         1.85%        1.86%       2.00%        2.00%(5)
   Ratio of net investment income to average net assets ...     4.03%         4.17%        4.78%       4.83%        4.57%(5)
   Ratio of net investment income to average net assets
    prior to expense limitation ...........................     3.45%         3.62%        4.23%       3.98%        3.68%(5)
   Portfolio turnover .....................................       18%           20%          19%         70%          64%

---------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(5) Annualized

                             See accompanying notes

20 for tax-exempt income

--------------------------------------------------------------------------------

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             VOYAGEUR INVESTMENT TRUST
                                                                     TAX-FREE FLORIDA INSURED FUND - CLASS A
                                           -----------------------------------------------------------------------------------------
                                            SIX MONTHS    EIGHT MONTHS     YEAR        YEAR         YEAR     TWO MONTHS       YEAR
                                               ENDED          ENDED        ENDED       ENDED        ENDED      ENDED         ENDED
                                             2/28/99(1)     8/31/98(1)  12/31/97(3)  12/31/96     12/31/95    12/31/94      10/31/94
                                            (UNAUDITED)
Net asset value, beginning of period .....   $11.370        $11.240       $10.710     $10.940       $9.520      $9.640      $11.150

Income from investment operations:
   Net investment income .................     0.267          0.355         0.548       0.530        0.540       0.100        0.550
   Net realized and unrealized
    gain (loss) on investments ...........         -          0.130         0.536      (0.230)       1.440      (0.120)      (1.460)
                                             -------        -------       -------     -------     --------    --------     --------
   Total from investment operations ......     0.267          0.485         1.084       0.300        1.980      (0.020)      (0.910)
                                             -------        -------       -------     -------     --------    --------     --------

Less dividends and distributions:
   Dividends from net investment income ..    (0.267)        (0.355)       (0.554)     (0.530)      (0.560)     (0.090)      (0.540)
   Distributions from net realized gain
    on investment transactions ...........         -              -             -           -            -      (0.010)      (0.060)
                                             -------        -------       -------     -------     --------    --------     --------
   Total dividends and distributions .....    (0.267)        (0.355)       (0.554)     (0.530)      (0.560)     (0.100)      (0.600)
                                             -------        -------       -------     -------     --------    --------     --------

Net asset value, end of period ...........   $11.370        $11.370       $11.240     $10.710      $10.940      $9.520     $  9.640
                                             =======        =======       =======     =======     ========    ========     ========

Total Return(2) ..........................     2.37%          4.38%        10.42%       2.90%       21.22%      (0.11%)      (8.38%)

Ratios and supplemental data:
   Net assets, end of period
     (000 omitted) .......................  $141,410       $146,659      $162,097    $192,171     $242,425    $240,228     $259,702
   Ratio of expenses to average
     net assets ..........................     0.82%          0.87%         0.79%       0.73%        0.51%       0.20%(4)     0.44%
   Ratio of expenses to average net
     assets prior to expense limitation ..     0.82%          1.05%         0.85%       0.96%        0.95%       1.06%(4)     0.96%
   Ratio of net investment income
     to average net assets ...............     4.72%          4.72%         5.07%       5.02%        5.24%       6.24%(4)     5.24%
   Ratio of net investment income
     to average net assets prior
     to expense limitation ...............     4.72%          4.54%         5.01%       4.79%        4.80%       5.38%(4)     4.72%
   Portfolio turnover ....................       16%            13%           15%         57%         101%          3%          49%

---------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the fund's investment manager.
(4) Annualized

                             See accompanying notes
                                                        for tax-exempt income 21

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                     VOYAGEUR INVESTMENT TRUST
                                                                                          TAX-FREE FLORIDA
                                                                                     INSURED FUND - CLASS B
                                                            ------------------------------------------------------------
                                                             SIX MONTHS EIGHT MONTHS    YEAR        YEAR         YEAR
                                                               ENDED       ENDED        ENDED       ENDED        ENDED
                                                             2/28/99(1)  8/31/98(1)  12/31/97(4)  12/31/96      12/31/95
                                                            (UNAUDITED)
Net asset value, beginning of period ....................     $11.370     $11.230      $10.710     $10.940       $9.520

Income from investment operations:
   Net investment income ................................       0.225       0.299        0.477       0.480        0.500
   Net realized and unrealized gain
    (loss) on investments ...............................           -       0.139        0.523      (0.230)       1.440
                                                              -------     -------      -------     -------      -------
   Total from investment operations .....................       0.225       0.438        1.000       0.250        1.940
                                                              -------     -------      -------     -------      -------

Less dividends and distributions:
   Dividends from
    net investment income ...............................      (0.225)     (0.298)      (0.480)     (0.480)      (0.520)
   Distributions from net realized gain
    on investment transactions ..........................           -           -            -           -            -
                                                              -------     -------      -------     -------      -------
   Total dividends and distributions ....................      (0.225)     (0.298)      (0.480)     (0.480)      (0.520)
                                                              -------     -------      -------     -------      -------

Net asset value, end of period ..........................     $11.370     $11.370      $11.230     $10.710      $10.940
                                                              =======     =======      =======     =======      =======

Total Return(3) .........................................       1.99%       3.95%        9.58%       2.40%       20.76%

Ratios and supplemental data:
   Net assets, end of period
     (000 omitted) ......................................      $4,451      $4,202       $3,943      $3,222       $2,814
   Ratio of expenses to average
     net assets .........................................       1.57%       1.62%        1.46%       1.24%        0.89%
   Ratio of expenses to average
     net assets prior to
     expense limitation .................................       1.57%       1.80%        1.52%       1.72%        1.68%
   Ratio of net investment income
     to average net assets ..............................       3.97%       3.97%        4.40%       4.51%        4.80%
   Ratio of net investment income
     to average net assets prior
     to expense limitation ..............................       3.97%       3.79%        4.34%       4.03%        4.01%
   Portfolio turnover ...................................         16%         13%          15%         57%         101%

                           [RESTUBED TABLE FOR ABOVE]

                                                                                      VOYAGEUR INVESTMENT TRUST
                                                                                           TAX-FREE FLORIDA
                                                                                        INSURED FUND - CLASS C
                                                              -------------------------------------------------
                                                               TWO MONTHS   PERIOD FROM         1/08/99(7)
                                                                  ENDED     3/11/94(2)             TO
                                                                12/31/94   TO 10/31/94           2/28/99
                                                                                               (Unaudited)
Net asset value, beginning of period ....................        $9.630      $10.640             $11.360

Income from investment operations:
   Net investment income ................................         0.090        0.310               0.066
   Net realized and unrealized gain
     (loss) on investments ..............................        (0.110)      (1.010)              0.013
                                                                 ------      -------             -------
   Total from investment operations .....................        (0.020)      (0.700)              0.079
                                                                 ------      -------             -------

Less dividends and distributions:
   Dividends from
     net investment income ..............................        (0.080)      (0.300)             (0.059)
   Distributions from net realized gain
     on investment transactions .........................        (0.010)      (0.010)                  -
                                                                 ------      -------             -------
   Total dividends and distributions ....................        (0.090)      (0.310)             (0.059)
                                                                 ------      -------             -------

Net asset value, end of period ..........................        $9.520      $ 9.630             $11.380
                                                                 ======      =======             =======

Total Return(3) .........................................        (0.03%)      (6.69%)                   (6)

Ratios and supplemental data:
   Net assets, end of period
     (000 omitted) ......................................        $1,477       $1,135                 $50
   Ratio of expenses to average
    net assets ..........................................         0.59%(5)     1.00%(5)            1.57%
   Ratio of expenses to average
     net assets prior to
     expense limitation .................................         1.81%(5)     1.28%(5)            1.57%
   Ratio of net investment income
     to average net assets ..............................         5.68%(5)     4.63%(5)            3.97%
   Ratio of net investment income
     to average net assets prior
     to expense limitation ..............................         4.46%(5)     4.35%(5)            3.97%
   Portfolio turnover ...................................            3%          49%                 16%

----------

(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the fund's investment manager.
(5) Annualized
(6) Total return has been omitted as management believes that such information for this relatively short period is not meaningful.
(7) Resumption of operations. Florida Insured C Class was established on September 29, 1997. However, the shareholders all liquidated by the end of 1997 and the Class was inactive until this date. See accompanying notes

22 for tax-exempt income

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                            VOYAGEUR MUTUAL FUNDS, INC.
                                                                                         TAX-FREE NEW YORK FUND - CLASS A
                                                            ------------------------------------------------------------------------
                                                             SIX MONTHS EIGHT MONTHS    YEAR    THREE MONTHS
                                                               ENDED       ENDED       ENDED       ENDED             YEAR ENDED
                                                             2/28/99(1)  8/31/98(1)  12/31/97(4) 12/31/96(2)    9/30/96     9/30/95
                                                            (UNAUDITED)
Net asset value, beginning of period ....................     $10.670     $10.640      $10.690     $10.720      $10.870     $10.740

Income from investment operations:
   Net investment income ................................       0.254       0.362        0.603       0.120        0.550       0.570
   Net realized and unrealized gain
     (loss) on investments ..............................      (0.026)      0.040        0.128       0.010       (0.130)      0.170
                                                              -------     -------      -------     -------      -------     -------
   Total from investment operations .....................       0.228       0.402        0.731       0.130        0.420       0.740
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions:
   Dividends from net investment income .................      (0.254)     (0.362)      (0.606)     (0.120)      (0.550)     (0.590)
   Distributions from net realized gain
     on investment transactions .........................      (0.024)     (0.010)      (0.175)     (0.040)      (0.020)     (0.020)
                                                              -------     -------      -------     -------      -------     -------
   Total dividends and distributions ....................      (0.278)     (0.372)      (0.781)     (0.160)      (0.570)     (0.610)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ..........................     $10.620     $10.670      $10.640     $10.690      $10.720     $10.870
                                                              =======     =======      =======     =======      =======     =======

Total Return(3) .........................................       2.16%       3.85%        7.09%       1.21%        3.94%       7.31%

Ratios and supplemental data:
   Net assets, end of period
     (000 omitted) ......................................     $10,903      $9,978       $9,563     $10,044      $10,548     $11,931
   Ratio of expenses to average
     net assets .........................................       0.85%       1.00%        1.00%       0.97%(5)     1.34%       1.31%
   Ratio of expenses to average
     net assets prior to
     expense limitation .................................       1.17%       1.15%        1.39%       1.12%(5)     1.55%       1.82%
   Ratio of net investment income
     to average net assets ..............................       5.15%       5.12%        5.66%       5.31%(5)     5.14%       5.66%
   Ratio of net investment income
     to average net assets prior
     to expense limitation ..............................       4.83%       4.97%        5.27%       5.16%(5)     4.93%       5.15%
   Portfolio turnover ...................................         28%         21%          30%          5%          12%         10%

                           [RESTUBED TABLE FOR ABOVE]

                                                              -------------------------
                                                               THREE MONTHS    YEAR
                                                                  ENDED       ENDED
                                                                10/31/94     6/30/94
Net asset value, beginning of period ....................        $10.810     $11.510

Income from investment operations:
   Net investment income ................................          0.150       0.620
   Net realized and unrealized gain
     (loss) on investments ..............................         (0.060)     (0.540)
                                                                 -------     -------
   Total from investment operations .....................          0.090       0.080
                                                                 -------     -------

Less dividends and distributions:
   Dividends from net investment income .................         (0.160)     (0.620)
   Distributions from net realized gain
     on investment transactions .........................              -      (0.160)
                                                                 -------     -------
   Total dividends and distributions ....................         (0.160)     (0.780)
                                                                 -------     -------

Net asset value, end of period ..........................        $10.740     $10.810
                                                                 =======     =======

Total Return(3) .........................................          0.79%       0.63%

Ratios and supplemental data:
   Net assets, end of period
     (000 omitted) ......................................        $12,797     $12,851
   Ratio of expenses to average
     net assets .........................................          1.09%5      0.99%
   Ratio of expenses to average
     net assets prior to
     expense limitation .................................          1.09%5      1.09%
   Ratio of net investment income
     to average net assets ..............................          5.74%5      5.55%
   Ratio of net investment income
     to average net assets prior
     to expense limitation ..............................          5.74%5      5.45%
   Portfolio turnover ...................................             0%          4%

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Effective November 16, 1996, the Fund's shareholders approved a change of investment advisor from Fortis Advisers, Inc. to Voyageur Fund Managers, Inc..
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(5) Annualized

                              See accompany notes
                                                        for tax-exempt income 23

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                  VOYAGEUR MUTUAL FUNDS, INC.
                                                                               TAX-FREE NEW YORK FUND - CLASS B
                                                         -------------------------------------------------------------------------
                                                          SIX MONTHS  EIGHT MONTHS    YEAR     THREE MONTHS   YEAR     PERIOD FROM
                                                             ENDED       ENDED        ENDED       ENDED       ENDED    11/14/94(2)
                                                           2/28/99(1)  8/31/98(1)  12/31/97(5) 12/31/96(3)   12/31/95   TO 9/30/95
                                                          (UNAUDITED)
Net asset value, beginning of period ....................   $10.650     $10.610      $10.650     $10.690      $10.840     $10.340

Income from investment operations:
   Net investment income ................................     0.215       0.311        0.524       0.100        0.470       0.430
   Net realized and unrealized gain (loss) on
     investments ........................................    (0.026)      0.049        0.136           -       (0.130)      0.540
                                                            -------     -------      -------     -------      -------     -------
   Total from investment operations .....................     0.189       0.360        0.660       0.100        0.340       0.970
                                                            -------     -------      -------     -------      -------     -------

Less dividends and distributions:
   Dividends from net investment income .................    (0.215)     (0.310)      (0.525)     (0.100)      (0.470)     (0.450)
   Distributions from net realized gain on investment
     transactions .......................................    (0.024)     (0.010)      (0.175)     (0.040)      (0.020)     (0.020)
                                                            -------     -------      -------     -------      -------     -------
   Total dividends and distributions ....................    (0.239)     (0.320)      (0.700)     (0.140)      (0.490)     (0.470)
                                                            -------     -------      -------     -------      -------     -------

Net asset value, end of period ..........................   $10.600     $10.650      $10.610     $10.650      $10.690     $10.840
                                                            =======     =======      =======     =======      =======     =======

Total Return(4) .........................................     1.79%       3.44%        6.39%       0.95%        3.14%       9.46%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ..............    $1,080        $469         $167        $254         $448        $266
   Ratio of expenses to average net assets ..............     1.60%       1.75%        1.75%       1.87%(6)     2.09%       2.09%(6)
   Ratio of expenses to average net assets prior
     to expense limitation ..............................     1.92%       1.90%        2.14%       2.00%(6)     2.30%       2.60%(6)
   Ratio of net investment income to average net assets .     4.40%       4.37%        4.91%       4.43%(6)     4.39%       4.68%(6)
   Ratio of net investment income to average net assets
     prior to expense limitation ........................     4.08%       4.22%        4.52%       4.30%(6)     4.18%       4.17%(6)
   Portfolio turnover ...................................       28%         21%          30%          5%          12%         10%

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Effective November 16, 1996, the Fund's shareholders approved a change of investment advisor from Fortis Advisers, Inc. to Voyageur Fund Managers, Inc.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(6) Annualized

                             See accompanying notes

24 for tax-exempt income

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                  VOYAGEUR MUTUAL FUNDS, INC.
                                                                               TAX-FREE NEW YORK FUND - CLASS B
                                                         -------------------------------------------------------------------------
                                                          SIX MONTHS  EIGHT MONTHS    YEAR     THREE MONTHS   YEAR     PERIOD FROM
                                                             ENDED       ENDED        ENDED       ENDED       ENDED    11/14/94(2)
                                                           2/28/99(1)  8/31/98(1)  12/31/97(5) 12/31/96(3)   12/31/95   TO 9/30/95
                                                          (UNAUDITED)
Net asset value, beginning of period ....................   $10.640     $10.610      $10.660     $10.700      $10.850     $10.790

Income from investment operations:
   Net investment income ................................     0.214       0.308        0.522       0.100        0.470       0.210
   Net realized and unrealized gain (loss) on
     investments ........................................    (0.026)      0.042        0.128       -           (0.130)      0.060
                                                            -------     -------      -------     -------      -------     -------
   Total from investment operations .....................     0.188       0.350        0.650       0.100        0.340       0.270
                                                            -------     -------      -------     -------      -------     -------

Less dividends and distributions:
   Dividends from net investment income .................    (0.214)     (0.310)      (0.525)     (0.100)      (0.470)     (0.210)
   Distributions from net realized gain on investment
     transactions .......................................    (0.024)     (0.010)      (0.175)     (0.040)      (0.020)          -
                                                            -------     -------      -------     -------      -------     -------
   Total dividends and distributions ....................    (0.238)     (0.320)      (0.700)     (0.140)      (0.490)     (0.210)
                                                            -------     -------      -------     -------      -------     -------

Net asset value, end of period ..........................   $10.590     $10.640      $10.610     $10.660      $10.700     $10.850
                                                            =======     =======      =======     =======      =======     =======

Total Return(4)..........................................     1.79%       3.35%        6.29%        0.95%       3.14%       2.54%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ..............       $79         $58          $56         $53          $52         $51
   Ratio of expenses to average net assets ..............     1.60%       1.75%        1.75%       1.84%(6)     2.09%       2.09%(6)
   Ratio of expenses to average net assets prior
     to expense limitation ..............................     1.92%       1.90%        2.14%       2.00%(6)     2.30%       2.60%(6)
   Ratio of net investment income to average net assets .     4.40%       4.37%        4.91%       4.45%(6)     4.39%       4.44%(6)
   Ratio of net investment income to average net assets
     prior to expense limitation ........................     4.08%       4.22%        4.52%       4.29%(6)     4.18%       3.93%(6)
   Portfolio turnover ...................................       28%         21%          30%          5%          12%         10%

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Effective November 16, 1996, the Fund's shareholders approved a change of investment advisor from Fortis Advisers, Inc. to Voyageur Fund Managers, Inc.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(6) Annualized

                             See accompanying notes
                                                        for tax-exempt income 25

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Florida Fund ("Tax-Free Florida Fund") and Delaware-Voyageur Tax-Free Florida Insured Fund ("Tax-Free Florida Insured Fund"), series of the Voyageur Investment Trust (each referred to as a "Fund" or collectively as the "Funds") are Massachusetts business trusts registered under the Investment Company Act of 1940 (as amended) as open-end management investment companies. The Tax-Free Florida Fund is registered as a non-diversified fund. The Tax-Free Florida Insured Fund is registered as a diversified fund. Delaware-Voyageur Tax-Free New York Fund("Tax-Free New York Fund"), a series of Voyageur Mutual Funds, Inc., is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company.

The Tax-Free Florida Fund seeks high current income free from both federal income taxes and state intangibles tax by investing in investment grade municipal bonds. The Tax-Free Florida Insured Fund seeks high current income free from both federal income taxes and state intangibles tax with the added safety of an insured portfolio by investing in insured municipal bonds. The Tax-Free New York Fund seeks high current income free from both federal and state income taxes by investing in investment grade municipal bonds. The Funds each offer three classes of shares. The A Class carries a front-end sales charge of 3.75%. The B Class carries a deferred sales charge and the C Class carries a level load deferred sales charge.

1. FUND REORGANIZATION
On April 30, 1997, Lincoln National Corporation ("LNC") acquired Voyageur Fund Manager Inc.'s ("Voyageur") parent, Dougherty Financial Group, Inc. ("DFG") pursuant to an agreement and plan of merger dated January 15, 1997, in which LNC acquired DFG including the mutual fund investment advisory business of DFG conducted by Voyageur. Upon completion of the acquisition, Delaware Management Company, Inc. ("DMC") became the investment adviser to the Funds, Delaware Distributors, L.P. ("DDLP") became the distributor for the Funds, and Delaware Service Company, Inc. ("DSC") became the transfer, dividend-disbursing, shareholder servicing and accounting and administration service agent for the Funds. DMC, DDLP and DSC assumed these services under substantially similar fee structures that were in effect prior to the acquisition.

2. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds Board of Directors.

FEDERAL INCOME TAXES - Each Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts and market premiums are accreted to interest income over the lives of the respective securities. The Funds declare dividends from net investment income daily and pay them monthly. Capital gains, if any, are distributed annually.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of the Investment Management Agreement, the Funds pay DMC, the Investment Manager of each Fund, an annual fee, which is calculated daily on the net assets of each Fund.

DMC has elected to waive its fees and reimburse each Fund to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions, distribution expenses and extraordinary expenses do not exceed the following percentages of average daily net assets through February 28, 1999:

26 for tax-exempt income

--------------------------------------------------------------------------------
3. Investment Management and Other Transactions with Affiliates (Continued)

                                                                 TAX-FREE     TAX-FREE FLORIDA     TAX-FREE
                                                               FLORIDA FUND     INSURED FUND     NEW YORK FUND
                                                               ------------     ------------     -------------
Management fee as a percentage of average daily
   net assets (per annum) ...................................      0.55%            0.50%            0.50%
Operating expense limitation as a percentage of average daily
   net assets (per annum) ...................................      0.35%            0.65%            0.25%

The Funds have engaged DSC, an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. Each Fund pays DSC a monthly fee based on number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

On February 28, 1999, the Funds had payables to affiliates as follows:

                                                                   TAX-FREE   TAX-FREE FLORIDA    TAX-FREE
                                                                 FLORIDA FUND   INSURED FUND    NEW YORK FUND
                                                                 ------------   ------------    -------------
Investment Management fees payable to DMC ...................           --        $38,449              --
Dividend disbursing, transfer agent fees, accounting fees and
   other expenses payable to DSC ............................       $1.713        $17,377         $ 1,538
Other expenses payable to DMC and affiliates ................       $  246        $ 1,353         $   602

Pursuant to the Distribution Agreement, the Funds pay DDLP, the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class for each Fund.

For the six months ended February 28, 1999, DDLP earned commissions on sales of the Fund A Class shares for each Fund as follows:

     Tax-Free             Tax-Free Florida         Tax-Free
   Florida Fund             Insured Fund         New York Fund
   ------------             ------------         -------------
     $1,347                    $7,425               $1,009

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Funds. These officers, directors and employees are paid no compensation by the Funds.

4. Investments
During the six months ended February 28, 1999 the Funds made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Fund as follows:

                                  Tax-Free    Tax-Free Florida       Tax-Free
                                Florida Fund    Insured Fund       New York Fund
                                ------------    ------------       -------------
Purchases: ...................   $5,661,783     $12,048,903         $36,809,881
Sales: .......................   $1,090,988     $16,526,719         $36,869,133

At February 28, 1999 the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                          Tax-Free    Tax-Free Florida    Tax-Free
                                        Florida Fund    Insured Fund    New York Fund
Cost of Investments ...................  $16,905,313    $13,628,638      $11,281,433
                                         ===========    ===========     ============
Aggregate unrealized appreciation           677,092      12,724,497          683,507
Aggregate unrealized depreciation            18,869         143,291            9,142
                                         -----------    -----------     ------------
Net unrealized appreciation .....          $658,223     $12,581,206      $   674,365
                                         ===========    ===========     ============

For federal income tax purposes as of August 31, 1998, Tax-Free Florida Insured Fund had a capital loss carryover of $9,830,861 that will expire in 2003 through 2004.

                                                        for tax-exempt income 27

5. Capital Stock
Transactions in capital stocks shares were as follows:

                                             Tax-Free                           Tax-Free                            Tax-Free
                                           Florida Fund                  Florida Insured Fund                     New York Fund
                              ----------------------------------  -----------------------------------   ----------------------------
                                 Six        Eight                   Six         Eight                     Six       Eight
                                Months      Months    Year         Months       Months       Year        Months     Months    Year
                                Ended       Ended     Ended        Ended        Ended        Ended       Ended      Ended     Ended
                               2/28/99     8/31/98  12/31/97      2/28/99      8/31/98     12/31/97    2/28/99    8/31/98   12/31/97
                             (Unaudited)                        (Unaudited)                          (Unaudited)
Shares sold:
   A Class ..............      309,587     256,196   264,535      256,885      187,745      417,805    140,979     70,625    61,662
   B Class ..............      151,561     128,599   105,990       67,079       67,195       76,153     63,678     29,186     6,824
   C Class ..............       36,103      37,815    10,329        4,398         --          1,960      1,860       --        --

Shares issued upon
reinvestment of dividends
from net investment
income and net realized
gains from security
transactions:
   A Class ..............       11,216      10,894    10,263       89,674      123,895      231,868     20,005     24,015    54,059
   B Class ..............        2,603       1,346     1,765        2,943        3,070        4,520      1,033        574     1,014
   C Class ..............          522         384       243           20         --             11        160        162       349
                              --------    --------  --------     --------   ----------   ----------    -------    -------   -------
                               511,592     435,234   393,125      420,999      381,905      732,317    227,715    124,562   123,908
                              --------    --------  --------     --------   ----------   ----------    -------    -------   -------
Shares repurchased:
   A Class ..............     (145,398)    (58,717) (141,380)    (810,764)  (1,839,015)     (69,486)   (58,367)  (156,730)
   B Class ..............      (51,112)    (73,617)  (19,696)     (48,275)     (51,692)     (30,565)    (6,878)    (1,444)  (15,960)
   C Class ..............         (893)       (989)     --           --           --         (1,971)      --         --         (22)
                              --------    --------  --------     --------   ----------   ----------    -------    -------   -------
                              (197,403)   (133,323) (161,076)    (859,039)  (1,890,707)  (4,196,251)   (76,364)   (59,811) (172,712)
                              --------    --------  --------     --------   ----------   ----------    -------    -------   -------

Net Increase (Decrease) .      314,189     301,911   232,049     (438,040)  (1,508,802)  (3,463,934)   151,351     64,751   (48,804)
                              ========    ========  ========     ========   ==========   ==========    =======    =======   =======

                             See accompanying notes

6. Lines of Credit
Committed lines of credit were $500,000 for Tax-free Florida Fund, $8,800,000 for Tax-Free Florida Insured Fund and $500,000 for Tax-Free New York Fund. No amount was outstanding for any of the Funds at February 28, 1999 or at any time during the fiscal year.

7. Credit and Market Risk
The Funds concentrate their investments in securities issued by municipalities, mainly in Florida for Tax-Free Florida Fund and Tax-Free Florida Insured Fund and in New York for the Tax-Free New York Fund. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

This Semi-Annual Report is for the information of Tax-Free Florida, Tax-Free Florida Insured, and Tax-Free New York shareholders, but it may be used with prospective investors when preceded or accompanied by a current Prospectus for any of these Funds and the Delaware Investments Performance Update for the most recently completed calendar quarter. The Prospectus sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
INVESTMENT MANAGER
Delaware Management Company
Philadelphia, Pennsylvania

INTERNATIONAL AFFILIATE
Delaware International Advisers Ltd.
London, England

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682


For Shareholders
1.800.523.1918
For Securities Dealers
1.800.362.7500
For Financial Institutions
Representatives Only
1.800.659.2265
www.delawarefunds.com


Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Fund are not bank or credit union deposits.

(C) Delaware Distributors, L.P.


Printed in the USA
on recycled paper

(J4561) (1605)
SA-FLNY [2/99] PP4/99